ADVANCED SERIES TRUST

AST Balanced Asset Allocation Portfolio

Supplement dated November 27, 2024 to the

Statement of Additional Information, dated May 1, 2024, as supplemented

This supplement should be read in conjunction with the statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Balanced Asset Allocation Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

A.Portfolio Manager Changes

Effective immediately, Saleem Z. Banatwala is added as a portfolio manager to the Portfolio.

To reflect the changes described above, the SAI relating to the Portfolio are hereby revised as follows, effective immediately:

I.The table in the section of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Balanced Asset Allocation Portfolio” is hereby revised by adding the following information with respect to Saleem Z. Banatwala:

Portfolio	Registered	Other Pooled	Other Accounts*	Ownership of
Managers	Investment	Investment		Portfolio
	Companies*	Vehicles*		Securities*

Saleem Z.	3/$8,963,822,271.93	None	None	None
Banatwala

*Information as of September 30, 2024

B. New Subadvisory Arrangements, Investment Strategies and Management Fee Changes

The Board of Trustees of the Trust (the Board) approved: (i) replacing Massachusetts Financial Services Company (MFS), and Wellington Management Company LLP (Wellington Management) with Putnam Investment Management, LLC (Putnam) to serve as a subadviser to the Portfolio alongside PGIM Quantitative Solutions LLC, Jennison Associates LLC, PGIM Fixed Income and J.P. Morgan Investment Management Inc.; (ii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iii) revisions to the Portfolio’s mana gement fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about December 9, 2024.

To reflect the changes described above, the SAI is hereby revised as follows, effective December 9, 2024:

I.Except for the table in Part I of the SAI entitled “Subadvisory Fees Paid by PGIM Investments”, all references and information for the Portfolio pertaining to MFS and Wellington Management are hereby removed from the SAI.

II.The table in Part I of the SAI entitled “Management Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

24SAISUP1

Management Fee Rates

Portfolio	Contractual Fee Rate
AST Balanced Asset Allocation Portfolio	Effective December 9, 2024:
0.6225% of average daily net assets to $15 billion;
0.6025% on next $5 billion of average daily net assets;
0.5825% on next $5 billion of average daily net assets;
0.5625% on next $5 billion of average daily net assets;
0.5425% on next $5 billion of average daily net assets;
0.5225% on next $5 billion of average daily net assets;
0.5025% over $40 billion of average daily net assets
Prior to December 9, 2024:
0.7325% of average daily net assets to $300 million;
0.7225% on next $200 million of average daily net assets;
0.7125% on next $250 million of average daily net assets;
0.7025% on next $2.5 billion of average daily net assets;
0.6925% on next $2.75 billion of average daily net assets;
0.6625% on next $4 billion of average daily net assets;
0.6425% on next $2.5 billion of average daily net assets;
0.6225% on next $2.5 billion of average daily net assets;
0.6025% on next $5 billion of average daily net assets;
0.5825% on next $5 billion of average daily net assets;
0.5625% on next $5 billion of average daily net assets;
0.5425% on next $5 billion of average daily net assets;
0.5225% on next $5 billion of average daily net assets;
0.5025% over $40 billion of average daily net assets

III.The table in Part I of the SAI entitled “Fee Waivers & Expense Limitations” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations

Portfolio	Fee Waiver and/or Expense Limitation
AST Balanced Asset Allocation	The Manager and the Distributor have contractually agreed to waive a
Portfolio	portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other portfolios of the Trust due to the
Portfolio’s investment in any such portfolios. This arrangement may not be terminated or modified without the prior approval of the Trust’s Board.

IV. The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate
AST Balanced Asset Allocation	J.P. Morgan	For Large-Cap Core:
Portfolio		0.195% of average daily net assets
For Equity Income:
0.34% of average daily net assets
For Global Fixed Income:
0.17% of average daily net assets

	Jennison Associates LLC	0.25% of average daily net assets

	PGIM Fixed Income	0.1425% of average daily net assets

	PGIM Quantitative Solutions	For Asset Allocation Services:
	LLC	0.04% of average daily net assets
For Quantitative Equity Management (including the
overlay sleeve):
0.197% of average daily net assets

Portfolio Subadvisers and Fee Rates

Portfolio	Subadviser(s)	Fee Rate

	Putnam Investment	0.34% of average daily net assets on all assets
Management, LLC

V.The section in Part I of the SAI entitled “Notes to Subadviser Fee Rate Table” is hereby revised to add the information pertaining to J.P. Morgan, MFS and Putnam as set forth below:

J.P. Morgan: J.P. Morgan has agreed to waive its subadvisory fee in an amount equal to the revenue received for investments in funds or ETFs affiliated with J.P. Morgan. Although not expected, this may result in a negative effective subadvisory fee, or payment from J.P. Morgan to the Manager.

For the purpose of calculating the subadvisory fee for the portfolios managed by J.P. Morgan, a fee discount of 10% is applied based on the combined average daily net assets of the J.P. Morgan managed portfolios: AST Academic Strategies Asset Allocation Portfolio; AST Advanced Strategies Portfolio; AST Balanced Asset Allocation Portfolio; AST Capital Growth Asset Allocation Portfolio; AST Core Fixed Income Portfolio; AST International Equity Portfolio; AST J.P. Morgan Aggressive Multi-Asset Portfolio; AST J.P. Morgan Conservative Multi-Asset Portfolio; AST J.P. Morgan Fixed Income Central Portfolio; AST J.P. Morgan Moderate Multi-Asset Portfolio; AST Large-Cap Equity Portfolio; AST Large-Cap Growth Portfolio; AST Large-Cap Value Portfolio; and AST Preservation Asset Allocation Portfolio.

Franklin Templeton and affiliated investment advisors: For purposes of calculating the subadvisory fee discount payable to any Franklin Templeton and affiliated investment advisors (ClearBridge Investments, Putnam Investments, and Western Asset Management) managed portfolio/sleeves, the advisory fee will be greater of:

(a)the aggregated assets managed by Franklin Templeton and affiliated investment advisors (ClearBridge, Putnam, and Western Asset Management Company, LLC/Western Asset Management Company Limited (collectively, "Western Asset")) on all Advanced Series Trust portfolios; subject to the following schedule: Up to $2 billion - 0%; between $2 - $4 billion – 5%; between $4 -$5 billion –10%; between $5-$10 billion – 15%; and over $10 billion – 20%; or

(b)Franklin Templeton and affiliated investment advisors (ClearBridge, Putnam, and Western Asset) maintains a certain market share as agreed upon between the Manager and Franklin Templeton and affiliated investment advisors. Market share will be calculated based on assets managed by Franklin Templeton and affiliated investment advisors as a percentage of assets included in certain AST portfolios.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.